FINANCIAL INSTRUMENTS - Schedule of Reconciliation for Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ 523,887
Balance as of December 31	493,329	$ 523,887
Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	2,654
Balance as of December 31	264	2,654
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	2,361	27,383
Gains on financial liabilities at FVTPL	(2,249)	(25,022)
Balance as of December 31	112	2,361
Earnout liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	1,411
Balance as of December 31	0	1,411
Earnout liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	1,411	16,380
Gains on financial liabilities at FVTPL	(1,411)	(14,969)
Balance as of December 31	0	1,411
Earn-in liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	782
Balance as of December 31	0	782
Earn-in liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	782	9,079
Gains on financial liabilities at FVTPL	(782)	(8,297)
Balance as of December 31	0	782
Warrant liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	461
Balance as of December 31	264	461
Warrant liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	168	1,924
Gains on financial liabilities at FVTPL	(56)	(1,756)
Balance as of December 31	$ 112	$ 168